UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way

Suite 122

Brookfield, WI 53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

(Unaudited)

The Frontier MicroCap Fund

March 31, 2008

March 31, 2008

Dear Fellow Shareholders,

In early 2008, financial markets face clear challenges. The U.S. mortgage markets has seen a rise in defaults, that has spread across the global financial sector and produced a significant tightening of credit conditions.  The forecasts for global growth have been reduced, and markets have reacted by sending stock prices lower.  The U.S. economy weakened sharply, raising the chance of a recession this year.  Fortunately, policymakers have taken action to stimulate growth.  The Federal Reserve Board has cut interest rates, while federal lawmakers approved a stimulus plan.

As investors, it is natural to feel discouraged and even overwhelmed by disappointing short-term volatility.  During these challenging times, it is important to remember the value of a long-term perspective and the counsel of your financial advisor.  The normal condition of the economy and corporate earning is one of growth, with sporadic interruptions.  Usually, after a period of weakness the economy is likely to regain its momentum and produce the economic growth and earning that investors are looking for.

Management of the MicroCap Fund has made changes to stimulate growth.  Hopefully you will see these changes affect the performance of the Fund over the next six months. Although there is no guarantee the Fund will achieve its objectives, we believe that the research, diversification and active management that mutual funds provide continue to make them an intelligent choice for investors.

We thank you for the support you have placed in Frontier Funds, Inc. and aim to continue earning your confidence.  Please feel free to contact us with any comments or concerns.

Sincerely,

Amy Siesennop

President

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Frontier MicroCap Fund
	Schedule of Investments
	March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 103.11%

Agricultural Chemicals - 3.98%
3,500	Bion Environmental Technologies, Inc. *	$ 7,420

Agricultural Products-Livestock & Animal Specialties - 0.43%
2,000	Eternal Technologies Group, Inc. *	800

Biological Products - 2.47%
83	Qiagen NV (Netherlands) *	1,726
3,600	Symbollon Corp. *	2,880
		4,606
Calculating & Accounting Machines - 0.11%
383	Secure Alliance Holdings Corp. *	211

Commercial Printing - 0.74%
3,000	Kolorfusion International, Inc. *	165
2,200	Textechnologies, Inc. *	1,210
		1,375
Communications Services & Equipment - 5.41%
134	Cardinal Communications, Inc. *	-
3,500	Distinctive Devices, Inc. *	42
1,500	Netwolves Corp. *	52
500	NextPhase Wireless, Inc. *	550
70,000	Nighthawk Systems, Inc. *	3,570
100	Proxim Corp. *	1
1,000	WPCS International, Inc. *	5,870
		10,085
Computer Technology - 5.44%
600	Alanco Technologies, Inc. *	563
10,000	Authentidate Holding Corp. *	4,400
2,000	Egames, Inc. *	1,100
300	Evolving Systems, Inc. *	588
200	Forlink Software Corp., Inc. *	310
1,334	Identiphi, Inc. *	587
3,000	Ilinc Communications, Inc. *	810
4,000	Insynq, Inc. *	1
300	Interlink Electronics, Inc. *	303
1,000	Internet America, Inc. *	630
500	Socket Communications, Inc. *	310
133	Voxware, Inc. *	545
		10,147
Crude Petroleum & Natural Gas - 1.21%
5,000	Far East Energy Corp. *	2,250

Electromedical & Electrotherapy - 3.30%
5,000	Dynatronics Corp. *	5,250
600	Echo Therapeutics, Inc. *	900
		6,150
Finance Services - 1.69%
1,000	Global Axcess Corp. *	260
568	Standard Holdings Group Ltd. *	45
2,836	Standard Holdings Group Ltd. * †	2,836
		3,141
Food And Kindred Products - 1.40%
2,000	New Dragon Asia Corp. (China) *	1,440
5,100	Z-Trim Holdings, Inc. *	1,173
		2,613
Games, Toys & Children's Vehicles - 3.47%
1,500	Action Products International, Inc. *	1,500
8,000	Mad Catz Interactive, Inc. *	4,960
		6,460
Household Audio & Video Equipment - 0.12%
10,000	SLS International, Inc. *	225

In Vitro & In Vivo Diagnostic Substances - 4.52%
3,000	Immunomedics, Inc. *	8,430

Instruments For Measuring & Testing - 0.80%
1,000	Wireless Telecom Group, Inc. *	1,490

Investors - 0.39%
9,700	CVF Technologies Corp. *	727

Jewelry, Precious Metal - 2.35%
1,500	LJ International, Inc. (Hong Kong) *	4,380

Laboratory Analytical Instruments - 0.34%
34	Clinical Data, Inc. *	631
2,000	Diasys Corp. *	12
		643
Land Subdividers & Developers - 12.39%
231,000	Falcon Ridge Development, Inc. *	23,100

Measuring & Controlling Devices - 4.28%
2,100	Pressure Biosciences, Inc. *	7,980

Medicinal Chemicals & Botanical Products - 1.03%
40,000	China Holdings, Inc. *	1,920

Metal Mining - 1.65%
10,000	API Nanotronics Corp. *	950
625	Rock Energy Resources, Inc. *	2,125
		3,075
Miscellaneous - 0.62%
500	Angelciti Entertainment, Inc. *	5
357	Arotech Corp. *	975
71	Progressive Gaming International Corp. *	151
3,000	Smartire Systems, Inc. *	1
2,000	Stonepath Group, Inc. *	20
290,000	Watercolor Holdings *	-
		1,152
Motorcycles, Bicycles & Parts - 0.77%
1603	Viper Powersports, Inc. *	1,443

Pharmaceutical Preparations - 16.07%
2500	Geopharma, Inc. *	6,250
1,000	QLT, Inc. (Canada) *	3,550
16,000	Provectus Pharmaceutical, Inc. *	20,160
		29,960
Retail-Department Stores - 0.06%
4,000	Harcourt Companies, Inc. *	120

Semiconductors & Related Devices - 0.91%
2,500	Conexant Systems, Inc. *	1,450
1,000	Dpac Technologies Corp. *	40
200	Emagin Corp. *	210
		1,700
Services-Advertising - 3.86%
40,000	Waytronx, Inc. *	7,200

Services-Business Services - 11.69%
3,000	Cash Technologies, Inc. *	480
15,000	Datalogic International, Inc. *	36
223	Flo Corp. *	178
500	Global Network, Inc. *	65
5,000	International Monetary Systems Ltd. *	2,750
15	Sancon Resource Recovery, Inc. *	3
2,000	Transcend Services, Inc. *	18240
14	Unity One Capital, Inc. *	-
5	Uron, Inc. *	28
		21,780
Services-Educational Services - 1.69%
400	Princeton Review, Inc. *	3,148

Services-Management Consulting - 1.77%
55,000	Small Business Co. *	3,300

Services-Medical Laboratories - 2.58%
2,000	American Shared Hospital Services *	4,800

Special Industry Machinery - 1.78%
666	Tegal Corp. *	3,310

Surgical & Medical Instruments - 1.21%
7,500	Acunetx, Inc. *	750
50	Cardiac Science Corp. *	418
300	Cardiotech International, Inc. *	162
900	Memry Corp. *	918
		2,248
Television Advertising - 0.03%
200	Mindpix Corp. *	50

Telephone & Telegraph Apparatus - 0.09%
27,513	Hop-On.Com, Inc. *	165
10,000	Telenetics Corp. *	6
		171
Telephone Communications - 1.60%
300	City Telecom (HK) Ltd. (Hong Kong) ADR	1,344
20	Ebenefitsdirect, Inc. *	-
50	Epicus Communications Group, Inc. *	-
8,000	GlobalNet Corp. *	2
200	Multiband Corp. *	444
7,000	Newmarket Technology, Inc. *	1,001
2,000	SVI Media, Inc. *	180
5,000	Viseon, Inc. *	12
		2,983
Television Broadcasting Stations - 0.12%
900	OBN Holdings *	225

Wholesale-Groceries & Related Products - 0.70%
5,000	Growers Direct Coffee Company, Inc. *	1,300

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.02%
10,000	Molecular Imaging Corp. *	28

Wholesale-Miscellaneous Nondurable Goods - 0.01%
1,000	AHPC Holdings, Inc. *	25

TOTAL FOR COMMON STOCKS (Cost $472,881) - 103.11%		$ 192,171

WARRANTS - 0.00%
5,000	Action Products International, Inc. Expires 1/31/2010 (Cost $0)	-

SHORT TERM INVESTMENTS - 2.75%
5,132	First American Treasury Obligation Class Y 1.74% ** (Cost $5,132)	5,132

TOTAL INVESTMENTS (Cost $478,013) - 105.86%		$ 197,303

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.86)%		(10,920)

NET ASSETS - 100.00%		$ 186,383

* Non-income producing securities during the period.
† Restricted Security
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Assets and Liabilities
March 31, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $478,013)	$ 197,303
Receivables:
Interest	43
Due From Advisor	1,208
Total Assets	198,554
Liabilities:
Other Accrued Expenses	12,171
Total Liabilities	12,171

Net Assets	$ 186,383

Net Assets Consist of:
Paid In Capital	$ 1,136,030
Accumulated Undistributed Net Investment Loss	(24,239)
Accumulated Realized Loss on Investments - Net	(644,698)
Unrealized Depreciation in Value of Investments	(280,710)
Net Assets, for 1,720,721 Shares Outstanding	$ 186,383

Net Asset Value and Redemption Price Per Share	$ 0.11

Maximum Offering Price Per Share ($0.11/95.5%)	$ 0.12

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Operations
For the six months ended March 31, 2008 (Unaudited)

Investment Income:
Dividends	$ 28
Interest	1,537
Total Investment Income	1,565

Expenses:
Advisory Fees (Note 4)	2,103
Transfer Agent Fees	6,256
Audit Fees	5,490
Legal Fees	5,019
Custodial Fees	4,240
Trustee Fees	3,385
Registration Fees	3,515
Miscellaneous Fees	549
Printing and Mailing Fees	549
Insurance Fees	195
Total Expenses	31,301
Fees Waived by Advisor (Note 4)	(2,103)
Fees Reimbursed by the Advisor (Note 4)	(249)
Fees Waived by Service Provider (Note 5)	(3,145)
Net Expenses	25,804

Net Investment Loss	(24,239)

Realized and Unrealized Gain on Investments:
Realized Loss on Investments	(1,716)
Net Change in Unrealized Depreciation on Investments	(92,366)
Net Realized and Unrealized Loss on Investments	(94,082)

Net Decrease in Net Assets Resulting from Operations	$ (118,321)

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	3/31/2008	9/30/2007
Decrease in Net Assets From Operations:
Net Investment Loss	$ (24,239)	$ (37,900)
Net Realized Gain (Loss) on Investments	(1,716)	8,841
Unrealized Appreciation on Investments	(92,366)	25,512
Net Decrease in Net Assets Resulting from Operations	(118,321)	(3,547)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 6)	116,469	12,578

Total Increase (Decrease) in Net Assets	(1,852)	9,031

Net Assets:
Beginning of Year	188,235	179,204

End of Year (Including Undistributed Net Investment Loss of ($24,239)
and ($37,900), respectively)	$ 186,383	188,235

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended			For the Years Ended
	3/31/2008		9/30/2007	9/30/2006	9/30/2005	9/30/2004

Net Asset Value, at Beginning of Year	$ 0.17		$ 0.17	$ 0.21	$ 0.22	$ 0.25

Income From Investment Operations:
Net Investment Loss *	(0.12)		(0.03)	(0.06)	(0.04)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06		0.03	0.02	0.03	0.00
Total from Investment Operations	(0.06)		(0.00)	(0.04)	(0.01)	(0.03)

Distributions:
Net Investment Income	-		-	-	-	-
Realized Gains	-		-	-	-	-
Total from Distributions	-		-	-	-	-

Net Asset Value, at End of Year	$ 0.11		$ 0.17	$ 0.17	$ 0.21	$ 0.22

Total Return **	(35.29)%		0.00%	(19.05)%	(4.55)%	(12.00)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 186		$ 188	$ 179	$ 269	$ 487
Before Waivers
Ratio of Expenses to Average Net Assets	22.38%	***	30.00%	29.79%	17.67%	11.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	(21.27)%	***	(29.69)%	(29.47)%	(17.58)%	(11.31)%
After Waivers
Ratio of Expenses to Average Net Assets	18.40%	***	18.40%	18.40%	15.00%	10.47%
Ratio of Net Investment Loss to Average Net Assets	(17.33)%	***	(18.08)%	(18.08)%	(14.91)%	(10.37)%
Portfolio Turnover	1.57%		17.56%	37.37%	3.81%	78.57%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which the Fund’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Corporation. From inception through 2004, the Fund was known as the Frontier Equity Fund. The investment objective of the Fund is to provide long-term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. Securities and other assets for which market quotations are not readily available or are deemed unreliable, are valued by appraisal at their fair values as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost.  As the Fund invests primarily in micro-cap companies, other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into restructuring; and (c) securities whose trading has been halted or suspended. Valuing securities at fair value involves greater reliance on judgment than securities that have already available market quotations. There can be no assurance that the Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

FEDERAL INCOME TAXES- It is the policy of the Fund to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code.  Therefore, no provision for federal income or excise taxes has been made.

DISTRIBUTIONS TO SHAREHOLDERS- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

OTHER- The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

RECLASSIFICATIONS - In accordance with SOP 93-2, the Fund has recorded a reclassification to the capital accounts.  As of March 31, 2008 the Fund recorded permanent book/tax differences of $24,215 from net investment loss to paid-in capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

3). RESTRICTED SECURITY

The investment in 2,836 shares of Standard Holdings Group Ltd. common stock, the sale of which is restricted, and has been valued at $1 per share after considering certain pertinent factors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

4.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund has an investment advisory agreement with Freedom Investors Corp. (the “Advisor”). Certain officers and directors of the Fund are also officers and directors of the Advisor.  Pursuant to

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

this agreement, the Advisor furnishes continuous investment advisory and portfolio management services to the Fund.  The Advisor, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel required in connection with the Advisor’s agreement to provide continuous investment advisory and portfolio management services to the Fund.  As compensation for these services, the Advisor is entitled to receive a monthly fee of 1/12 of 1.50% (1.50% per annum) of the daily net assets of the Fund.  The Advisor has voluntarily waived payment of its advisory fee since the inception of the Fund, although this waiver can be revoked at any time.  For the period of October 1, 2007 through March 31, 2008, the Advisor earned and waived its fee totaling $2,103. The Advisor has also agreed to waive its fee and/or reimburse the Fund in the amount, if any, by which the Fund’s total operating expenses for the last six months exceed 18.40% of the average net assets of the Fund.  The Fund was reimbursed $249 during the six months ended March 31, 2008.

Freedom Investors Corp. also serves as principal underwriter and national distributor (the “Distributor”) for the Fund.  They select brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. The Distributor received $157 for the year ended September 30, 2007.

The Advisor also executed all trades for the Fund for the year ended March 31, 2008 and received $358.36  in commissions.

5.)

OTHER AGREEMENTS AND EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million dollars.  For the six months ended March 31, 2008, MSS waived fees of $3,145.

6.)

CAPITAL STOCK TRANSACTIONS

As of March 31, 2008 there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,136,030.

The following is a summary of capital share transactions for the six months and fiscal years ended March 31, 2008 and September 30, 2007, respectively:

	2008		2007
	Shares	Amount	Shares	Amount
Shares sold	1,065,891	$171,848	286,605	$50,287
Shares reinvested	-	-	-	-
Shares redeemed	(486,416)	(55,379)	(201,034)	(37,709)
Net Increase (Decrease)	579,475	$116,469	85,571	$12,578

7.)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $84,477 and $3,149, respectively.  There were no purchases or sales of U.S. Government obligations.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

For federal income tax purposes, the cost of investments owned at March 31, 2008 was $478,013.  At March 31, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$12,598	$(293,308)	$(280,710)

8.) DISTRIBUTIONS TO SHAREHOLDERS

      There were no distributions paid during the six months ended March 31, 2008, or the fiscal year ended September 30, 2007.

9.) DISTRIBUTABLE EARNINGS

As of March 31, 2008 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed Net Investment Loss

           $  (24,239)

Undistributed long-term capital gain/(accumulated losses)

             (644,698)

Unrealized appreciation/(depreciation)

             (280,710)

           $(949,647)

The Frontier MicroCap Fund
Expense Illustration
March 31, 2008 (Unaudited)

Expense Example

As a shareholder of the The Frontier MicroCap Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (2) management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2007 through March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2007	March 31, 2008	October 1,2007 to March 31,2008

Actual	$1,000.00	$647.06	$75.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$933.00	$88.92

* Expenses are equal to the Fund's annualized expense ratio of 18.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION (UNAUDITED)

MARCH  31, 2008

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website or upon request, free of charge by calling 800-759-6089.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures in March 2008.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s third quarter Form N-Q was filed with the SEC on February 27, 2008. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901, free of charge.  The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website.  A list of our portfolio holdings is also available in this report and the semi-annual report.

Privacy Policy - At the Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor’s information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  They are also available on our website, under the additional links tab.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and then the Frontier Fund for the proxy voting results.

Additional Information - The Fund's Statement of Additional Information (SAI) includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.  The SAI is also available on the Fund’s website.

Board of Directors

Amy L. Siesennop

Kenneth W. Coshun

Michael A. Bernatz

Thomas A. Siesennop

Investment Advisor

Freedom Investors Corp.

333 Bishops Way, Ste 122

Brookfield, WI  53005

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

US Bank

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001-2607

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 19, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date June 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date June 3, 2008

By /s/Joel R Blumenschein

*Vice President

Date June 3, 2008

* Print the name and title of each signing officer under his or her signature.